Condensed Statements Of Operations - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, net	$ 90,479,000	$ 102,220,000			$ 383,685,000	$ 364,271,000	$ 233,116,000
Cost of goods sold	47,742,000	50,028,000			195,181,000	188,267,000	149,681,000
Gross profit	42,737,000	52,192,000			188,504,000	176,004,000	83,435,000
Operating expenses:
Advertising	32,793,000	35,636,000			107,313,000	55,547,000	77,842,000
Product development	6,240,000	5,162,000			23,408,000	18,655,000	13,604,000
Selling, general and administrative	50,970,000	47,538,000			186,638,000	168,295,000	155,158,000
Loss from operations	(47,266,000)	(36,144,000)			(128,855,000)	(66,493,000)	(163,169,000)
Other income (expense):
Interest expense	2,087,000	963,000			5,202,000	5,607,000	2,052,000
Loss on extinguishment of debt					1,027,000	0	0
Other expense (income), net	(1,992,000)	776,000			760,000	119,000	(3,763,000)
Total other (expense) income, net	95,000	1,739,000			6,989,000	5,726,000	(1,711,000)
Loss before provision for income taxes	(47,361,000)	(37,883,000)			(135,844,000)	(72,219,000)	(161,458,000)
Provision for income taxes	23,000	12,000			52,000	41,000	12,000
Net (loss) income	$ (47,384,000)	$ (37,895,000)			(135,896,000)	(72,260,000)	(161,470,000)
Deemed dividend due to the exchange of Series Seed convertible preferred stock and Series A convertible preferred stock for Series D convertible preferred stock (Note 9)					0	0	(1,801,000)
Net loss attributable to common stockholders, basic and diluted					$ (135,896,000)	$ (72,260,000)	$ (163,271,000)
Weighted average shares outstanding - Basic	7,981,994	6,621,414			7,288,145	4,568,540	3,764,374
Weighted average shares outstanding - Diluted	7,981,994	6,621,414			7,288,145	4,568,540	3,764,374
Net income (loss) per ordinary share - Basic	$ (5.94)	$ (5.72)			$ (18.65)	$ (15.82)	$ (43.37)
Net income (loss) per ordinary share - Diluted	$ (5.94)	$ (5.72)			$ (18.65)	$ (15.82)	$ (43.37)
Virgin Group Acquisition Corp. II [Member]
Formation and operating costs	$ 1,008,046		$ 27,356	$ 3,572,794
Operating expenses:
Loss from operations	(1,008,046)		(27,356)	(3,572,794)
Other income (expense):
Interest income earned on cash and investments held in trust account	35,883		1,444	30,526
Offering costs allocated to warrants	0		(497,634)	(570,496)
Change in fair value of derivative warrant liabilities	7,654,280		(208,793)	6,811,133
Initial measurement of backstop derivative liability	(30,234,314)
Total other (expense) income, net	(22,544,151)		(704,983)	6,271,163
Net (loss) income	$ (23,552,197)		$ (732,339)	$ 2,698,369
Virgin Group Acquisition Corp. II [Member] | Common Class A
Other income (expense):
Weighted average shares outstanding - Basic	40,250,000		3,141,026	32,705,669
Weighted average shares outstanding - Diluted	40,250,000		3,141,026	32,705,669
Net income (loss) per ordinary share - Basic	$ (0.47)		$ (0.06)	$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)		$ (0.06)	$ 0.06
Virgin Group Acquisition Corp. II [Member] | Common Class B
Other income (expense):
Weighted average shares outstanding - Basic	10,062,500		8,750,000	10,062,500
Weighted average shares outstanding - Diluted	10,062,500		8,750,000	10,062,500
Net income (loss) per ordinary share - Basic	$ (0.47)		$ (0.06)	$ 0.06
Net income (loss) per ordinary share - Diluted	$ (0.47)		$ (0.06)	$ 0.06